Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis	The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 17a)	Level 1	205,188	205,188	222,864	222,864
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	—	—	3,341	3,341
Interest rate swap agreements – liabilities	Level 2	(54,291)	(54,291)	(40,958)	(40,958)
Foreign currency contracts	Level 2	(101)	(101)	—	—
Cross currency swap agreements – liabilities	Level 2	(31,006)	(31,006)	(29,122)	(29,122)
Other derivative	Level 3	—	—	1,061	1,061
Other:
Advances to equity-accounted joint ventures (note 7)	(i)	131,374	(i)	131,386	(i)
Long-term debt – public (note 8)	Level 1	(355,663)	(367,592)	(350,813)	(361,095)
Long-term debt – non-public (note 8)	Level 2	(1,512,005)	(1,498,723)	(1,618,963)	(1,604,106)
Obligations related to finance leases (note 5)	Level 2	(1,399,796)	(1,420,492)	(1,298,556)	(1,274,693)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the six months ended June 30, 2019 and 2018 for the Partnership’s other derivative instrument, the Toledo Spirit time-charter derivative, which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3), were as follows:

	Six Months Ended June 30,
	2019	2018
	$	$
Fair value at beginning of period	1,061	1,648
Realized and unrealized gains included in earnings	(40)	1,669
Settlements	(1,021)	(987)
Fair value at end of period	—	2,330

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

	Credit Quality		June 30, 2019	December 31, 2018
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases (note 6)	Payment activity	Performing	564,685	575,163
Other receivables:
Long-term receivable and accrued revenue included in other assets	Payment activity	Performing	6,857	5,694
Advances to equity-accounted joint ventures, current and long-term (note 7)	Other internal metrics	Performing	131,374	131,386
			702,916	712,243